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Via Edgar

September 4, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Greenwich Street Series Fund
        On behalf of Salomon Brothers Variable All Cap Value Fund, Salomon Brothers Variable Growth & Income Fund,
        Salomon Brothers Variable International Equity Fund and
        Salomon Brothers Variable Emerging Growth Fund File
        Nos. 33-40603 and 811-6310

Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above referenced funds does not differ from that contained in Post-Effective Amendment No. 24 filed on August 26, 2002, which became effective on Friday, August 30, 2002.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/ Michael Kocur
Michael Kocur